VARIABLE ANNUITY PROSPECTUS


May 1, 2003 as revised and reprinted May 15, 2003


THE GUARDIAN C + C VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.

The minimum initial premium payment is $500. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your premiums may be invested in up to 20 investment options. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund
  - The Guardian UBS VC Large Cap Value Fund
  - The Guardian UBS VC Small Cap Value Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  - Baillie Gifford International Fund
  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds
  - AIM V.I. Aggressive Growth Fund (Series I)
  - AIM V.I. Growth Fund (Series I)
  - AIM V.I. Government Securities Fund (Series I)
  - AIM V.I. Premier Equity Fund (Series I)
o The Alger American Fund
  - Alger American Leveraged AllCap Portfolio (Class O Shares)
o AllianceBernstein
  - AllianceBernstein Growth & Income Portfolio (Class B)
  - AllianceBernstein Premier Growth Portfolio (Class B)
  - AllianceBernstein Technology Portfolio (Class B)
  - AllianceBernstein Value Portfolio (Class B)
o American Century
  - American Century VP Capital Appreciation Fund (Class 1)
o Fidelity Variable Insurance Products Fund (Service Class 2)
  - Fidelity VIP Contrafund(R) Portfolio
  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Portfolio
  - Fidelity VIP Balanced Portfolio
  - Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  - Templeton Growth Securities Fund (Class 2)
o Janus Aspen Series (Service Shares)
  - Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth Portfolio)
  - Janus Aspen Capital Appreciation Portfolio
  - Janus Aspen Flexible Income Portfolio
  - Janus Aspen Growth and Income Portfolio
  - Janus Aspen Worldwide Growth Portfolio
o MFS(R) Variable Insurance Trust(SM) (Service Class)
  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series
  - MFS Strategic Income Series
  - MFS Capital Opportunities Series
o The Prudential Series Fund, Inc.
  - Jennison Portfolio (Class II)
o Value Line Strategic Asset Management Trust
o Value Line Centurion Fund
o Van Kampen Life Investment Trust
  - Van Kampen Life Investment Trust Government Portfolio (Class II)
  - Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is dated May 1, 2003, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering unless described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.


--------------------------------------------------------------------------------

SUMMARY

What is a variable annuity contract? .....................................     1
- How a variable annuity works ...........................................     1
- The annuity period .....................................................     1
- Other contract features ................................................     1
- Expenses ...............................................................     2
- Deciding to purchase a contract ........................................     2

Expense tables ...........................................................     3

The Guardian Insurance & Annuity Company, Inc. ...........................     6

Buying a contract ........................................................     7
- The application form ...................................................     7
- Payments ...............................................................     7

The accumulation period ..................................................     8
- How we allocate your premium payments ..................................     8
- Automated Purchase Payments ............................................     8
- The Separate Account ...................................................     9
- Variable investment options ............................................     9
- Fixed-rate option ......................................................    13
- Transfers ..............................................................    14
- Surrenders and partial withdrawals .....................................    15
- Managing your annuity ..................................................    17
- Dollar cost averaging programs .........................................    17
- Portfolio rebalancing ..................................................    18
- Payments ...............................................................    18

The annuity period .......................................................    19
- When annuity payments begin ............................................    19
- How your annuity payments are calculated ...............................    19
- Variable annuity payout options ........................................    20
- Fixed-rate annuity payout options ......................................    23

Other contract features ..................................................    24
- Death benefits .........................................................    24
- Contract anniversary enhanced death benefit ............................    26
- Earnings Benefit Rider .................................................    26
- Living Benefit Rider (referred to as "Decade") .........................    29

Financial information ....................................................    32
- How we calculate accumulation unit values ..............................    32
- Contract costs and expenses ............................................    33
- Federal tax matters ....................................................    35
- Performance results ....................................................    41

Your rights and responsibilities .........................................    44
- Telephonic and electronic services .....................................    44
- Voting rights ..........................................................    45
- Your right to cancel the contract ......................................    45
- Distribution of the contract ...........................................    46

Other information ........................................................    47
- Legal proceedings ......................................................    47
- Where to get more information ..........................................    47

Special terms used in this prospectus ....................................    48

Appendix A - Summary Financial Information ...............................    49

--------------------------------------------------------------------------------
SUMMARY
WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options and the fixed-rate option in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses. When you allocate your net premium payments or investment credits to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 42 investment divisions, corresponding to 42 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

--------------------------------------------------------------------------------

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

--------------------------------------------------------------------------------

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. They're described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment option V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Variable annuity payout options.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.34% to 1.91%. Actual charges will depend on the variable investment options you select.

o     Mortality and expense risk charges
      1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

o     Administrative expenses
      0.20% annually of the net asset value of your variable investment options.

o     Contract fee
      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges
      A charge of up to 3% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first contract year.

o     Enhanced death benefit expense
      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Living benefit rider expense
      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Annuity taxes
      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Partial withdrawal charge
      During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

o     Earnings Benefit expense
      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

Please see Financial information: Contract costs and expenses.

--------------------------------------------------------------------------------

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

--------------------------------------------------------------------------------

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Appendix A: Summary financial information for more information about Separate Account F and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


------------
2 PROSPECTUS                                                            SUMMARY
------------

--------------------------------------------------------------------------------
EXPENSE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                           3% declining annually
                                                                    see Note (1)
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
--------------------------------------------------------------------------------
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------
Partial Withdrawal Charge:                        Lesser of $25 or 2% of partial
                                                  withdrawal amount see Note (2)
--------------------------------------------------------------------------------

Notes:

(1) The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first contract year. The maximum contingent deferred sales charge will be equal to 3% of the lesser of (i) the total of all premium payments made during the first contract year; or (ii) the amount withdrawn or surrendered. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of:
(i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first contract year that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first contract year, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                    percentage
--------------------------------------------------------------------------------
0                                                                             3%
--------------------------------------------------------------------------------
1                                                                             2%
--------------------------------------------------------------------------------
2                                                                             1%
--------------------------------------------------------------------------------
3                                                                             1%
--------------------------------------------------------------------------------
4+                                                                            0%
--------------------------------------------------------------------------------
(2) The partial withdrawal charge applies to partial withdrawals during the annuity period in excess of one per quarter.


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

--------------------------------------------------------------------------------
Annual Contract Fee:                                                     $35.00*
--------------------------------------------------------------------------------

* The annual contract fee may be lower where required by state law.


SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                          Contract with       Contract with              Contract             Contracts
                                          no additional      one additional          with any two        with all three
                                                 riders               rider     additional riders     additional riders
-----------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-4                                     1.55%               1.55%                 1.55%                 1.55%
  o years 5 and beyond                            1.45%               1.45%                 1.45%                 1.45%
-----------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
  o Administrative Charge                         0.20%               0.20%                 0.20%                 0.20%
  o Enhanced Death Benefit/
      Living Benefit/Earnings
      Benefit Charge                              0.00%               0.25%                 0.50%                 0.75%
-----------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                                      0.20%               0.45%                 0.70%                 0.95%
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-4                                     1.75%               2.00%                 2.25%                 2.50%
  o years 5 and beyond                            1.65%               1.90%                 2.15%                 2.40%
-----------------------------------------------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                                Minimum      Maximum
  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**             0.34%        1.91%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

** "Total Annual Underlying Mutual Fund Operating Expenses" are based, in part, on estimated amounts for the current fiscal year.


------------
4 PROSPECTUS                                                       EXPENSE TABLE
------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $798          (a) $1,594            (a) $2,481        (a) $4,929
     (b) $633          (b) $1,115            (b) $1,706        (b) $3,503

Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $498          (a) $1,494            (a) $2,481        (a) $4,929
     (b) $333          (b) $1,015            (b) $1,706        (b) $3,503

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $719          (a) $1,367            (a) $1,947        (a) $3,287
     (b) $554          (b) $  880            (b) $1,316        (b) $2,736

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods
      1 year             3 years               5 years          10 years
--------------------------------------------------------------------------------
     (a) $419          (a) $1,276            (a) $1,947        (a) $3,287
     (b) $254          (b) $  780            (b) $1,316        (b) $2,736


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE &
ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $8.9 billion as of December 31, 2002. Its financial statements appear in the Statement of Additional Information.

GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2002, Guardian Life had total assets (GAAP basis) in excess of $34.1 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

--------------------------------------------------------------------------------


------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 7
                                                                    ------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Accumulation units
--------------------------------------------------------------------------------
The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options or the fixed-rate option. Investment credits are applied pro-rata to the variable investment options or the fixed-rate option in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has 42 investment divisions, corresponding to the 42 Funds available to you. The performance of each division is based on the Fund in which it invests.


------------
8 PROSPECTUS                                                 ACCUMULATION PERIOD
------------

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the 42 variable investment options at any time.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 42 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                    ------------
ACCUMULATION PERIOD                                                 PROSPECTUS 9
                                                                    ------------

Variable investment options

Fund                                       Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    Long-term growth of capital                     U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             Seeks to match the investment performance       Common stocks of companies in the S&P
                                           of the Standard & Poor's 500 Composite          Index, which emphasizes large U.S.
                                           Stock Price Index (the "S&P Index")             companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund      Long-term total investment return               Shares of The Guardian VC 500 Index Fund,
                                           consistent with moderate investment risk        The Guardian Stock Fund, The Guardian
                                                                                           Bond Fund, and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund       Current income; capital appreciation is         Corporate bonds and other debt
                                           a secondary objective                           securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap              Seeks to maximize total return, consisting      Normally, at least 80% of the value of
Value Fund                                 of capital appreciation and current             the Fund's net assets is invested in
                                           income                                          equity securities issued by companies
                                                                                           with large market capitalization at the
                                                                                           time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund   Seeks to maximize total return, consisting      Normally, at least 80% of the value of
                                           of capital appreciation and current             the Fund's net assets is invested in
                                           income                                          equity securities issued by companies
                                                                                           with small market capitalization at the
                                                                                           time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     Maximum income without undue risk of            Investment grade debt obligations
                                           principal; capital appreciation as a
                                           secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     High level of current income consistent         Money market instruments
                                           with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund         Long-term capital appreciation                  Common stocks and convertible
                                                                                           securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      Long-term capital appreciation                  Common stocks and convertible
                                                                                           securities of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          Long-term growth of capital                     U.S. common stocks of companies with
                                                                                           small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund            Long-term growth of capital                     Common stocks, convertible bonds,
(Series I)                                                                                 convertible preferred stocks and warrants
                                                                                           of small and medium sized companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                       Growth of capital                               Seasoned and better capitalized companies
(Series I)                                                                                 considered to have strong earnings
                                                                                           momentum. May also invest in foreign
                                                                                           securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        Achieve a high level of current income          Debt securities issued, guaranteed or
(Series I)                                 consistent with reasonable concern for          otherwise backed by the U.S. government
                                           safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)    Long-term growth of capital. Income as a        Equity securities judged to be
                                           secondary objective                             undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap            Long-term capital appreciation                  Equity securities of companies of any
Portfolio                                                                                  size which demonstrate promising growth
                                                                                           potential
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income          Reasonable current income and reasonable        Dividend-paying common stocks of good
Portfolio                                  opportunity for appreciation                    quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth           Growth of capital by pursuing aggressive        Equity securities of a limited number of
Portfolio                                  investment policies                             large, carefully selected, high-quality
                                                                                           U.S. companies that are judged likely to
                                                                                           achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology               Growth of capital, and only incidentally        Securities of companies that use
Portfolio                                  for current income                              technology extensively in the development
                                                                                           of new or improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio          Long-term growth of capital                     Diversified portfolio of equity
                                                                                           securities
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                Capital growth                                  Common stocks of U.S. and foreign
Appreciation Fund (Class 1)                                                                companies
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio            Income and growth of capital                    Balance between stocks, bonds and other
                                                                                           debt securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio        Long-term capital appreciation                  U.S. and foreign common stocks of
                                                                                           companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------


-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                       Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       Reasonable income; also considers               Income-producing equity securities
                                           potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio              Capital appreciation                            Common stocks believed to have
                                                                                           above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio             Long-term growth of capital                     Common stocks with medium market
                                                                                           capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio       Long-term growth of capital                     Equity securities of medium-sized
(formerly Janus Aspen Aggressive                                                           companies; non-diversified
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation           Long-term growth of capital                     Equity securities of companies of any
Portfolio                                                                                  size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio      Maximum total return consistent                 Income producing securities such as
                                           with preservation of capital                    corporate bonds and notes, government
                                                                                           securities and preferred stock
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income              Long-term capital growth                        Equity securities selected primarily for
Portfolio                                  and current income                              their growth potential
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth               Long-term growth of capital in a manner         Common stocks of foreign and U.S.
Portfolio                                  consistent with preservation of capital         issuers; usually invests in at least five
                                                                                           countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II Shares)       Long-term growth of capital                     Equity securities of major, established
                                                                                           corporations believed to have above
                                                                                           average growth prospects
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                 Long-term growth of capital                     Common stocks of emerging growth
                                                                                           companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                 Long-term growth of capital with a secondary    Equity securities issued by U.S. and
                                           objective to seek reasonable current income     foreign companies
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                   To seek capital appreciation                    Equity securities of companies that offer
                                                                                           superior prospects for growth, both U.S.
                                                                                           and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series                Income and capital appreciation                 U.S. and foreign government securities,
                                                                                           corporate bonds and mortgage-backed
                                                                                           and asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series           Capital appreciation                            Common stocks and related securities
                                                                                           such as preferred stocks, convertible
                                                                                           securities and depositary receipts for
                                                                                           these securities
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                        At least 65% of its total assets in the
                                                                                           equity securities of companies that are
                                                                                           located anywhere in the world, including
                                                                                           those in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                  Long-term growth of capital                     U.S. common stocks with selections based
                                                                                           on the Value Line Timeliness(TM)
                                                                                           Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                 High total investment return                    U.S. common stocks with selections based
Management Trust                           consistent with reasonable risk                 on the Value Line Ranking Systems, bonds
                                                                                           and money market instruments
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust           Seeks to provide investors with high            Debt securities issued by or guaranteed
Government Portfolio (Class II Shares)     current return consistent with preservation     by the U.S. government, its agencies or
                                           of capital                                      its instrumentalities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust           Long-term growth of capital and income          Income-producing equity securities,
Growth and Income Portfolio                                                                including common stocks and convertible
(Class II Shares)                                                                          securities, although investments are also
                                                                                           made in non-convertible preferred stocks
                                                                                           and debt securities
------------------------------------------------------------------------------------------------------------------------------------


Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Management LLC, American Century, Fidelity Management & Research Company, Prudential Investments LLC, Alliance Capital Management LLC, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.

The Funds' investment advisers and their principal business addresses are shown in the table below.

Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

                                                        Investment adviser
Fund                                                    and principal business address
------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                 Guardian Investor Services LLC
The Guardian Small Cap Stock Fund                       7 Hanover Square
The Guardian Bond Fund                                  New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund                Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value Fund                7 Hanover Square
                                                        New York, New York 10004
                                                        UBS Global Asset Management
                                                        (Americas) Inc. (Sub-adviser)
                                                        One North Wacker Drive
                                                        Chicago, Illinois 60606
------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund                   Baillie Gifford Overseas Limited (Sub-adviser)
                                                        1 Rutland Court
                                                        Edinburgh, Scotland  EH3 8EY
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Fred Alger Management, Inc.
                                                        111 Fifth Avenue
                                                        New York, New York  10003
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series 1)           A I M Advisors, Inc.
AIM V.I. Growth Fund (Series 1)                         11 Greenway Plaza - Suite 100
AIM V.I. Government Securities Fund (Series 1)          Houston, Texas  77046-1173

AIM V.I. Premier Equity Fund (Series 1)

------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio             Alliance Capital Management LP
AllianceBernstein Premier Growth Portfolio              1345 Avenue of the Americas
AllianceBernstein Technology Portfolio                  New York, New York 10105
AllianceBernstein Value Portfolio
------------------------------------------------------------------------------------------------------
American Century VP Capital                             American Century Investment Management, Inc.
  Appreciation Fund                                     4500 Main Street
                                                        Kansas City, Missouri 64111
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                       Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio                    500 Salem Street
Fidelity VIP Growth Portfolio                           Mail Zone 053N
Fidelity VIP Balanced Portfolio                         Smithfield, Rhode Island 02917
Fidelity VIP Mid Cap Portfolio
------------------------------------------------------------------------------------------------------


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

                                                        Investment adviser
Fund                                                    and principal business address
------------------------------------------------------------------------------------------------------
Janus Aspen Midcap Growth Portfolio                     Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio              100 Fillmore Street
Janus Aspen Flexible Income Portfolio                   Denver, Colorado  80206-4928
Janus Aspen Growth and Income Portfolio
Janus Aspen Worldwide Growth Portfolio
------------------------------------------------------------------------------------------------------
Jennison Portfolio                                      Prudential Investments LLC
                                                        100 Mulberry Street
                                                        Gateway Center 3
                                                        Newark, New Jersey 07102
------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                              MFS Investment Management(R)
MFS Emerging Growth Series                              500 Boylston Street
MFS New Discovery Series                                Boston, Massachusetts 02116
MFS Global Governments Series
MFS Capital Opportunities Series
------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Templeton Global Advisers Limited
                                                        Lyford Cay
                                                        Nassau, Bahamas
------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                               Value Line, Inc.
Value Line Strategic Asset Management Trust             220 East 42nd Street
                                                        New York, New York  10017
------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                        Van Kampen Asset Management Inc.
Government Portfolio                                    1 Parkview Plaza
Van Kampen Life Investment Trust                        Oakbrook Terrace, Illinois 60181
Growth and Income Portfolio
------------------------------------------------------------------------------------------------------

FIXED-RATE OPTION

For a period of time in early 2003, contract owners who purchased a new contract were eligible to allocate money to the fixed-rate option. Those contract owners who currently own a contract with the fixed-rate option endorsement may make additional deposits and may also make transfers from the variable investment options to the fixed-rate option. These additional deposits and transfers are limited to a maximum of $10,000 per contract year. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts. If you own a contract with the fixed-rate option endorsement, the following information applies to your contract.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, subject to the conditions stated above, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

Transfers
--------------------------------------------------------------------------------
You can transfer money between variable investment options both before and after the date annuity payments begin.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -- the amount equal to the largest previous transfer out of the fixed-rate option for your contract.


-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

      o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------
deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first contract year; or

o 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw first year premium payments, which are subject to a deferred sales charge. Premium payments made in the second contract year and later will not be subject to a deferred sales charge upon withdrawal.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.


-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option, See Transfers for limitations on such transfers.

Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

DOLLAR COST AVERAGING PROGRAMS

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------

PORTFOLIO REBALANCING

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------
PAYMENTS

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose and,

o if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4 or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 19
                                                                   -------------

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity
payout options
--------------------------------------------------------------------------------
o OPTION V-1
  Life Annuity without Guaranteed Period

o OPTION V-2
  Life Annuity with 10-Year Guaranteed Period

o OPTION V-3
  Joint and Survivor Annuity

o OPTION V-4
  Variable Annuity Payments to Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


-------------
20 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION V-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD

We make payments once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.

OPTION V-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD

We make payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - JOINT AND SURVIVOR ANNUITY

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - VARIABLE ANNUITY PAYMENTS TO AGE 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 21
                                                                   -------------

The following conditions apply to partial withdrawals:

o     The payee may not withdraw less than $500,

o One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)   is the deferred sales charge that was waived;

(b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.


-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o OPTION F-1
  Life Annuity without Guaranteed Period

o OPTION F-2
  Life Annuity with 10-Year Guaranteed Period

o OPTION F-3
  Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - JOINT AND SURVIVOR ANNUITY

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit if the annuitant dies before age 85 is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of the contract as of the reset date immediately preceding the annuitant's date of death, plus any net premiums paid after that date, less the amount of any partial withdrawals after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on).

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of death in good order, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.


-------------
24 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner's death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner's death.

If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 25
                                                                   -------------

CONTRACT ANNIVERSARY
ENHANCED DEATH BENEFIT

When you buy your contract, you can choose to buy an enhanced death benefit. The enhanced death benefit rider is only available if the annuitants are under age
75. If a death benefit is payable and this option is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

The enhanced death benefit is available only in states where it has been approved.

This rider has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

The enhanced death benefit is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this benefit at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate this benefit on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options

The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.


-------------
26 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

You should evaluate the following when considering electing this benefit:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise, we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the ower or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is age 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
                                                                   -------------

Upon the death of your surviving spouse before the annuity commencement date, the earnings benfit proceeds must be distributed to the beneficiaries named by your spouse or allocated to he contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benfit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit, plus any earnings benefit), adjusted by:

      o     adding any net premiums contributed to the contract after your death

      o proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If you spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                Partial withdrawal amount (including any deferred
                        sales charges and annuity taxes)
           -----------------------------------------------------------
           The accumulation value of your contract prior to withdrawal


-------------
28 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death, unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------

10% - The Guardian Cash Fund or The Fixed-Rate Option (if The Fixed-Rate
      Option was available at the time your contract was issued).

40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund, Van Kampen
      Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).


40% - AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein
      Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Baillie Gifford International Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Guardian UBS VC Large Cap Value Fund, Guardian UBS VC Small Cap Value Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Strategic Income Series, MFS Investors Trust Series, Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% - AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap
      Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, American Century VP Capital Appreciation, Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.


o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.


-------------
30 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                     ---------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulated fixed accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.

-------------
32 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Cost and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee;

and the following charges may apply:

o     enhanced death benefit expenses

o     living benefit rider expenses

o     earnings benefit rider expenses

o     contingent deferred sales charge

o     partial withdrawal charge.

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 33
                                                                   -------------

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Deferred sales charges
----------------------------------------
Number of contract              Deferred
years completed                    sales
                                  charge
                                     (%)
----------------------------------------
0                                      3
----------------------------------------
1                                      2
----------------------------------------
2                                      1
----------------------------------------
3                                      1
----------------------------------------
4+                                     0
----------------------------------------

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first contract year. This charge compensates us for expenses related to the sale of contracts.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 3% of the lesser of: (i) the total of all premium payments made within the first contract year; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first contract year; or
(ii) 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

If you elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued we may waive surrender charges if you are confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if you are diagnosed to have a terminal illness at any time while the contract is in force.


-------------
34 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Tax advice
--------------------------------------------------------------------------------
Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner's investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After the Annuity Commencement Date, under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the


-------------
36 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.


-------------
38 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty may be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death or the employee's former spouse as an alternate payee

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------


-------------
40 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.


-------------
42 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 43
                                                                   -------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic deocument delivery program, you will receive financials reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


-------------
44 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 45
                                                                   -------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


-------------
46 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.

                                                                  --------------
OTHER INFORMATION                                                 PROSPECTUS  47
                                                                  --------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract's allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and allocation values.


-------------
48 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
APPENDIX A - SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2002. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 12, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                   CONTRACT            CONTRACT
                                                                                                ANNIVERSARY         ANNIVERSARY
                                                                                                   ENHANCED      DEATH BENEFIT,
                                                                               LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                               ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                      DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END        BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  2002     $  10.23      $  10.17      $  10.17             $ 10.12               $  9.90
                                        2001        10.28         10.25         10.25               10.22                    --
                                        2000        10.10         10.10         10.10               10.09                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 2002         4.85          4.83          4.83                4.80                  7.83
                                        2001         6.24          6.22          6.22                6.20                    --
                                        2000         8.09          8.08          8.08                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  2002        11.90         11.83         11.83               11.77                 10.65
                                        2001        11.06         11.03         11.03               11.00                    --
                                        2000        10.34         10.34         10.34               10.33                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       2002         6.28          6.25          6.24                6.21                  7.98
                                        2001         7.56          7.54            --                7.52                    --
                                        2000         8.35          8.35            --                8.34                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          2002         6.08          6.05          6.05                6.01                    --
                                        2001         7.98          7.95          7.95                7.93                    --
                                        2000         9.22          9.21            --                9.21                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation
  Fund                                  2002         6.85          6.81          6.81                6.77                    --
                                        2001         8.70          8.68          8.68                8.65                    --
                                        2000         9.74          9.73          9.73                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond
  Fund                                  2002         9.49          9.44          9.44                9.38                    --
                                        2001         9.54          9.51          9.51                9.48                    --
                                        2000         9.37          9.37            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      2002         5.91          5.88          5.88                5.85                    --
                                        2001         7.32          7.29          7.29                7.27                    --
                                        2000         9.35          9.35          9.35                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets
  Fund                                  2002         8.32          8.27          8.27                8.23                  7.85
                                        2001         9.04          9.01            --                8.99                    --
                                        2000         8.66          8.65            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               2002         5.22          5.19          5.19                5.16                    --
                                        2001         6.89          6.87          6.87                6.85                    --
                                        2000         8.39          8.38            --                8.38                    --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
  Management Trust                      2002         6.88          6.84          6.84                6.80                  8.77
                                        2001         8.00          7.98          7.98                7.95                    --
                                        2000         9.35          9.35          9.35                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund -
  Series I                              2002         4.72          4.70          4.70                4.67                    --
                                        2001         6.21          6.19          6.19                6.18                    --
                                        2000         8.55          8.55          8.55                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund - Series I                       2002        11.67         11.60         11.60               11.53                 10.66
                                        2001        10.83         10.80         10.80               10.77                    --
                                        2000        10.36         10.36         10.36               10.35                    --
-------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 49
                                                                   -------------

APPENDIX A

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                   CONTRACT            CONTRACT
                                                                                                ANNIVERSARY         ANNIVERSARY
                                                                                                   ENHANCED      DEATH BENEFIT,
                                                                               LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                               ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                      DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END        BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I         2002     $   3.46      $   3.44      $   3.44             $  3.42                    --
                                        2001         5.10          5.09          5.09                5.07                    --
                                        2000         7.85          7.85          7.85                7.84                    --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -
  Series I                              2002         5.37          5.34          5.34                5.31                    --
                                        2001         7.84          7.82          7.82                7.79                    --
                                        2000         9.13          9.12          9.12                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio - Class O Shares            2002         4.28          4.26          4.26                4.23                  6.99
                                        2001         6.59          6.57          6.57                6.55                    --
                                        2000         7.98          7.98            --                7.97                    --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income
  Portfolio - Class B                   2002         7.96(2)       7.95(2)       7.94(2)             7.93(2)                 --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio - Class B                   2002         7.88(2)       7.87(2)         --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology
  Portfolio - Class B                   2002         6.77(2)       6.76(2)       6.76(2)               --                    --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value
  Portfolio - Class B                   2002         8.47(2)       8.45(2)       8.46(2)             8.44(2)               8.42(2)
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund - Class 1 Shares    2002         4.65          4.62          4.62                4.60                  7.74
                                        2001         6.01          5.99          5.99                5.97                    --
                                        2000         8.50          8.49            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio
  Service Class 2                       2002         8.25          8.21          8.21                8.16                    --
                                        2001         9.22          9.19          9.19                9.16                    --
                                        2000         9.56          9.56            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund
  Portfolio - Service Class 2           2002         7.19          7.15          7.15                7.11                  8.72
                                        2001         8.10          8.07          8.07                8.05                    --
                                        2000         9.42          9.41          9.41                9.40                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              2002         7.80          7.75          7.75                7.71                  7.96
  Portfolio - Service Class 2           2001         9.58          9.55          9.55                9.52                    --
                                        2000        10.29         10.28            --               10.27                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -         2002         4.87          4.84          4.84                4.81                  7.11
  Service Class 2                       2001         7.10          7.08          7.08                7.06                    --
                                        2000         8.80          8.80          8.80                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                       2002         8.62(2)       8.60(2)       8.60(2)             8.59(2)                 --
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund - Class 2                        2002         7.93(2)       7.91(2)       7.91(2)               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen  Mid Cap Growth
  Portfolio (formerly Janus Aspen       2002         2.99          2.97          2.97                2.96                    --
  Aggressive Growth Portfolio) -        2001         4.23          4.22          4.22                4.21                    --
  Service Shares                        2000         7.13          7.13          7.13                7.12                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation        2002         5.31          5.28          5.28                5.25                    --
  Portfolio - Service Shares            2001         6.43          6.41          6.41                6.39                    --
                                        2000         8.37          8.36            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income             2002        11.74         11.68         11.67               11.61                 10.80
  Portfolio - Service Shares            2001        10.85         10.82         10.82               10.78                    --
                                        2000        10.27         10.27            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income           2002         5.86          5.83          5.83                5.80                    --
  Portfolio - Service Shares            2001         7.63          7.61          7.61                7.58                    --
                                        2000         8.99          8.98          8.98                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth            2002         4.77          4.75          4.75                4.72                    --
  Portfolio - Service Shares            2001         6.54          6.52          6.52                6.50                    --
                                        2000         8.60          8.60          8.60                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities               2002         4.59          4.57          4.57                4.54                    --
  Series - Service Class                2001         6.66          6.64          6.64                6.62                    --
                                        2000         8.89          8.88            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------


-------------
50 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                   CONTRACT            CONTRACT
                                                                                                ANNIVERSARY         ANNIVERSARY
                                                                                                   ENHANCED      DEATH BENEFIT,
                                                                               LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                               ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                      DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END        BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -            2002     $   3.55      $   3.53      $   3.53             $  3.51               $    --
  Service Class                         2001         5.46          5.44          5.44                5.43                    --
                                        2000         8.37          8.37            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -            2002         6.22          6.18          6.18                6.15                  7.85
  Service Class                         2001         8.02          8.00          8.00                7.97                    --
                                        2000         9.73          9.73            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -              2002         5.84          5.80          5.80                5.77                    --
  Service Class                         2001         8.71          8.68          8.68                8.65                    --
                                        2000         9.35          9.35          9.35                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -           2002        11.33         11.27         11.26               11.20                    --
  Service Class                         2001        10.66         10.62         10.62                  --                    --
                                        2000        10.37            --            --                  --                    --
-------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio - Class II           2002         4.51          4.49          4.49                4.46                    --
                                        2001         6.67          6.65          6.65                6.63                    --
                                        2000         8.34          8.34            --                8.33                    --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio -
  Class II                              2002         8.20(2)       8.19(2)       8.19(2)             8.18(2)                 --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio - Class II       2002        10.58(2)      10.57(2)      10.56(2)            10.55(2)                 --

1. The Earnings Benefit Rider became available under this contract commencing April 15, 2002.

2.    Commencing May 1, 2002

Number of accumulation units outstanding at the end of the indicated period:

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                  CONTRACT            CONTRACT
                                                                                               ANNIVERSARY         ANNIVERSARY
                                                                                                  ENHANCED      DEATH BENEFIT,
                                                                              LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                              ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                     DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END       BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  2002   3,565,569       393,851        39,845                25,722               1,076
                                        2001   2,319,918       420,854        33,195                13,583                  --
                                        2000     340,712       153,008         5,959                 3,726                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 2002   1,310,521       450,248        31,601                16,439               1,185
                                        2001     954,095       439,893        25,582                 9,368                  --
                                        2000     408,596       232,031        12,026                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  2002   1,057,872       307,689        98,348                37,160               3,761
                                        2001     557,110       187,947        88,467                31,792                  --
                                        2000      31,026        25,252        15,057                 7,437                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       2002     281,326       130,361         3,196                35,096                 626
                                        2001     136,074        56,781            --                 2,717                  --
                                        2000     150,297        10,817            --                 1,773                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          2002     444,538       169,906        23,087                20,609                  --
                                        2001     310,994        99,188        15,254                10,471                  --
                                        2000      20,902        30,348            --                   333                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation        2002     157,950       109,589         7,484                 6,415                  --
  Fund                                  2001     133,129       125,096         5,439                 5,289                  --
                                        2000      26,142        59,732         2,226                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond         2002     272,713        43,097         3,273                 1,539                  --
  Fund                                  2001      40,009         8,207         1,858                    22                  --
                                        2000     108,667           855            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 51
                                                                   -------------

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                  CONTRACT            CONTRACT
                                                                                               ANNIVERSARY         ANNIVERSARY
                                                                                                  ENHANCED      DEATH BENEFIT,
                                                                              LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                              ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                     DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END       BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      2002     153,611        71,326         1,434                 6,366                  --
                                        2001      66,026        31,140           550                     8                  --
                                        2000     102,369        14,251           228                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets        2002      92,064        23,496         1,218                 1,498                 545
  Fund                                  2001      22,937         6,622            --                     8                  --
                                        2000         898         1,558            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               2002     195,742        69,593         3,069                 5,832                  --
                                        2001     109,752        35,984         2,814                 5,768                  --
                                        2000      21,898        13,673            --                 3,496                  --
-------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset              2002     781,005       288,048        49,427                17,676                 189
  Management Trust                      2001     587,990       271,743        40,037                11,010                  --
                                        2000     138,189        67,771         6,498                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth              2002     176,810        43,451         4,628                 2,518                  --
  Fund - Series I                       2001     141,527        33,172         3,346                   912                  --
                                        2000      58,870        17,007         1,075                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities          2002     472,407       123,259        37,902                18,647                 320
  Fund - Series I                       2001     192,339        36,103        35,164                18,454                  --
                                        2000      19,443         2,307         8,455                 7,416                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I         2002     132,724        76,292         5,927                29,418                  --
                                        2001     118,449        58,363         4,806                11,511                  --
                                        2000      28,739        18,243           845                 4,054                  --
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                 2002     431,690       143,797        15,602                 3,091                  --
  Fund - Series I                       2001     318,967       152,063        16,772                 1,837                  --
                                        2000      39,797        55,892           519                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap         2002     270,058        77,979         5,993                 2,283                  67
  Portfolio - Class O Shares            2001     124,879        54,243         3,469                 3,328                  --
                                        2000      21,435        14,083            --                 1,812                  --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income
  Portfolio - Class B                   2002      20,302(2)     24,871(2)        311(2)             19,572(2)               --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio - Class B                   2002       5,757(2)        841(2)         --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology
  Portfolio - Class B                   2002      14,651(2)      4,152(2)         49(2)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value
  Portfolio - Class B                   2002      32,363(2)      7,750(2)        889(2)              5,574(2)            1,021(2)
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund - Class 1 Shares    2002     121,885        47,556         8,454                 4,372                  65
                                        2001      84,699        50,730         8,535                 3,778                  --
                                        2000      10,955        33,061            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio -
  Service Class 2                       2002     277,402        75,916         3,547                 1,748                  --
                                        2001     174,176        57,794         3,639                   118                  --
                                        2000      19,736         2,076            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio -     2002     463,856       186,750        41,569                 7,317               1,017
  Service Class 2                       2001     259,861       109,211        24,771                 5,946                  --
                                        2000      86,819        34,239         3,387                 1,727                  --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income              2002     694,772       190,046        29,430                 7,968                 207
  Portfolio - Service Class 2           2001     409,221        74,723        11,197                 2,928                  --
                                        2000      40,670         3,627            --                   298                  --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -
  Service Class 2                       2002     334,810       110,847        13,793                 6,204                 225
                                        2001     185,722        43,721         2,680                 2,683                  --
                                        2000      20,581        23,212           791                    --                  --
-------------------------------------------------------------------------------------------------------------------------------


-------------
52 PROSPECTUS                                                           APPENDIX
-------------

                                                                           CONTRACT TYPE
                                        ---------------------------------------------------------------------------------------
                                                                                                  CONTRACT            CONTRACT
                                                                                               ANNIVERSARY         ANNIVERSARY
                                                                                                  ENHANCED      DEATH BENEFIT,
                                                                              LIVING         DEATH BENEFIT     "DECADE" LIVING
                                                              ENHANCED       BENEFIT            & "DECADE"           BENEFIT &
                                        YEAR                     DEATH         RIDER        LIVING BENEFIT    EARNINGS BENEFIT
FUND                                     END       BASIC       BENEFIT         (LBR)                RIDERS          RIDERS (1)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                       2002      47,159(2)     33,266(2)      4,392(2)             19,042(2)               --
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund - Class 2                        2002      34,823(2)      4,421(2)         71(2)                 --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth              2002     241,494        83,522        14,556                 1,218                  --
  Portfolio (formerly Janus
  Aspen Aggressive Growth               2001     205,062        94,230        14,436                 2,707                  --
  Portfolio) - Service Shares           2000     335,810        60,379         2,958                   430                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation        2002     220,781       132,160         3,647                 3,251                  --
  Portfolio - Service Shares            2001     196,464       114,434           951                 1,290                  --
                                        2000      68,005        58,460            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income             2002     228,476        31,864         2,815                 1,164                  83
  Portfolio - Service Shares            2001     105,572        31,611         2,730                   117                  --
                                        2000       9,818         7,703            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income           2002     156,458        63,813         7,390                 5,688                  --
  Portfolio - Service Shares            2001     121,621        61,579         6,898                 2,956                  --
                                        2000      22,894        15,952           776                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth            2002     426,830       181,525        11,986                37,056                  --
  Portfolio - Service Shares            2001     415,064       165,584        11,213                 2,680                  --
                                        2000     342,876        50,804         2,411                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -      2002     189,461        85,654         6,045                 4,484                  --
  Service Class                         2001     160,662        58,351         4,118                 2,044                  --
                                        2000      19,346        21,767            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -            2002     202,288        71,560         4,913                 6,371                  --
  Service Class                         2001     166,921        82,603         6,293                 4,376                  --
                                        2000      69,400        15,882            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -            2002     242,975        49,097         4,976                11,878               1,081
  Service Class                         2001     135,458        38,587        10,659                 2,294                  --
                                        2000       8,291         5,227            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -              2002     253,219        67,619         8,150                 3,265                  --
  Service Class                         2001     150,658        62,059         5,981                   169                  --
                                        2000      25,431        20,543           587                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series -           2002      54,620         9,033         3,350                   794                  --
  Service Class                         2001      18,001         4,104         1,935                    --                  --
                                        2000         959            --            --                    --                  --
-------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio - Class II           2002     153,989        36,019         1,597                 2,815                  --
                                        2001     146,648        40,303         1,257                 7,589                  --
                                        2000      17,049         8,754            --                 5,743                  --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio -
  Class II                              2002      38,200(2)     15,345(2)      1,016(2)                177(2)               --
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio - Class II       2002      89,327(2)     22,043(2)      4,374(2)              1,543(2)               --
-------------------------------------------------------------------------------------------------------------------------------

1. The Earnings Benefit Rider became available under this contract commencing April 15, 2002.
2.    Commencing May 1, 2002.


                                                                   -------------
APPENDIX                                                           PROSPECTUS 53
                                                                   -------------